Financial liabilities - Schedule of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in liabilities arising from financing activities
Fixed interest expense	€ 89	€ 103
Lease liabilities
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	5,081
New lease contracts	133
Impact of discounting and accretion	(9)
Fixed interest expense	88
Accumulated variable interest expense accrual	0
Repayment of lease	(610)
Liabilities arising from financing activities at end of period	€ 4,685